Description of Business (Details)	12 Months Ended
Dec. 31, 2019 Employee Country Location
Product Information [Line Items]
Number of employees | Employee	14,650
Number of locations in which company operates | Location	97
Number of countries in which company operates | Country	40
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue	31.80%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue	58.50%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue	9.70%